Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 109.4	$ 104.9
Compensation and employee benefits	176.0	186.6
Deferred rent and interest income	97.8	88.9
Net operating loss, credit and charitable contribution carryforwards	47.1	50.1
Other	5.9	6.5
Gross deferred tax assets	436.2	437.0
Valuation allowance	(17.0)	(13.5)
Deferred tax assets, net of valuation allowance	419.2	423.5
Trademarks and other acquisition related intangibles	(226.4)	(220.6)
Buildings and equipment	(238.6)	(337.1)
Capitalized software and other assets	(34.0)	(28.1)
Other	(12.1)	(22.1)
Gross deferred tax liabilities	511.1	607.9
Net deferred tax liabilities	$ (91.9)	$ (184.4)